Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	$ 126,138
Depreciation for the year	19,928	$ 19,964	$ 19,604
Ending Balance	130,109	126,138
Non-cash capital expenditures related to property, plant and equipment	3,086	2,551	3,608
Land
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	41,828
Ending Balance	37,653	41,828
Assets held for sale	4,175
Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	43,500
Ending Balance	40,482	43,500
Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	12,147
Ending Balance	22,471	12,147
Research and development equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	7,219
Ending Balance	6,383	7,219
Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	2,364
Ending Balance	2,322	2,364
Others
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	16,870
Ending Balance	16,370	16,870
Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	2,210
Ending Balance	4,428	2,210
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	312,159	303,895
Additions	28,173	13,346
Consolidation through obtaining control of subsidiary	6
Transfers	0	0
Reclassification to assets held for sale	4,175
Disposals	(5,463)	(4,215)
Disposal of subsidiary		(328)
Effect of exchange rate changes	(109)	(539)
Ending Balance	330,591	312,159	303,895
Cost | Land
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	41,828	41,828
Additions	0	0
Consolidation through obtaining control of subsidiary	0
Transfers	0	0
Reclassification to assets held for sale	4,175
Disposals	0	0
Disposal of subsidiary		0
Effect of exchange rate changes	0	0
Ending Balance	37,653	41,828	41,828
Cost | Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	76,475	75,383
Additions	1,239	1,129
Consolidation through obtaining control of subsidiary	0
Transfers	67	0
Reclassification to assets held for sale	0
Disposals	0	(37)
Disposal of subsidiary		0
Effect of exchange rate changes	1	0
Ending Balance	77,782	76,475	75,383
Cost | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	80,504	77,441
Additions	14,977	2,730
Consolidation through obtaining control of subsidiary	0
Transfers	334	335
Reclassification to assets held for sale	0
Disposals	(1,084)	(2)
Disposal of subsidiary		0
Effect of exchange rate changes	1	0
Ending Balance	94,732	80,504	77,441
Cost | Research and development equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	49,424	49,227
Additions	2,415	1,946
Consolidation through obtaining control of subsidiary	0
Transfers	2	112
Reclassification to assets held for sale	0
Disposals	(1,608)	(1,861)
Disposal of subsidiary		0
Effect of exchange rate changes	0	0
Ending Balance	50,233	49,424	49,227
Cost | Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	14,005	13,127
Additions	1,010	1,301
Consolidation through obtaining control of subsidiary	6
Transfers	0	0
Reclassification to assets held for sale	0
Disposals	(1)	(152)
Disposal of subsidiary		(103)
Effect of exchange rate changes	(29)	(168)
Ending Balance	14,991	14,005	13,127
Cost | Others
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	47,713	46,442
Additions	5,911	4,030
Consolidation through obtaining control of subsidiary	0
Transfers	0	0
Reclassification to assets held for sale	0
Disposals	(2,770)	(2,163)
Disposal of subsidiary		(225)
Effect of exchange rate changes	(82)	(371)
Ending Balance	50,772	47,713	46,442
Cost | Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	2,210	447
Additions	2,621	2,210
Consolidation through obtaining control of subsidiary	0
Transfers	(403)	(447)
Reclassification to assets held for sale	0
Disposals	0	0
Disposal of subsidiary		0
Effect of exchange rate changes	0	0
Ending Balance	4,428	2,210	447
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(186,021)	(170,659)
Depreciation for the year	19,928	19,964
Disposals	5,389	4,021
Disposal of subsidiary		149
Effect of exchange rate changes	(78)	(432)
Ending Balance	(200,482)	(186,021)	(170,659)
Accumulated Depreciation | Land
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0	0
Depreciation for the year	0	0
Disposals	0	0
Disposal of subsidiary		0
Effect of exchange rate changes	0	0
Ending Balance	0	0	0
Accumulated Depreciation | Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(32,975)	(28,800)
Depreciation for the year	4,325	4,212
Disposals	0	37
Disposal of subsidiary		0
Effect of exchange rate changes	0	0
Ending Balance	(37,300)	(32,975)	(28,800)
Accumulated Depreciation | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(68,357)	(63,395)
Depreciation for the year	4,985	4,964
Disposals	1,081	2
Disposal of subsidiary		0
Effect of exchange rate changes	0	0
Ending Balance	(72,261)	(68,357)	(63,395)
Accumulated Depreciation | Research and development equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(42,205)	(40,941)
Depreciation for the year	3,241	3,125
Disposals	1,596	1,861
Disposal of subsidiary		0
Effect of exchange rate changes	0	0
Ending Balance	(43,850)	(42,205)	(40,941)
Accumulated Depreciation | Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(11,641)	(10,859)
Depreciation for the year	1,054	1,132
Disposals	1	152
Disposal of subsidiary		57
Effect of exchange rate changes	(25)	(141)
Ending Balance	(12,669)	(11,641)	(10,859)
Accumulated Depreciation | Others
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(30,843)	(26,664)
Depreciation for the year	6,323	6,531
Disposals	2,711	1,969
Disposal of subsidiary		92
Effect of exchange rate changes	(53)	(291)
Ending Balance	(34,402)	(30,843)	(26,664)
Accumulated Depreciation | Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0	0
Depreciation for the year	0	0
Disposals	0	0
Disposal of subsidiary		0
Effect of exchange rate changes	0	0
Ending Balance	$ 0	$ 0	$ 0